Assets Pledged and Received as Collateral	12 Months Ended
Mar. 31, 2021
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Assets Pledged and Received as Collateral
39	ASSETS PLEDGED AND RECEIVED AS COLLATERAL

Assets Pledged
The carrying amounts of assets pledged as collateral at March 31, 2021 and 2020 were as follows:

	At March 31,
	2021	2020
	(In millions)
Cash and deposits with banks	¥15,505	¥90,656
Trading assets	1,965,059	2,020,520
Financial assets at fair value through profit or loss	—	303,608
Debt instruments at amortized cost	22,300	258,079
Debt instruments at fair value through other comprehensive income	20,477,063	13,405,374
Equity instruments at fair value through other comprehensive income	4,136	3,138
Loans and advances	10,268,344	10,793,479
Other assets	2,305,749	2,359,282

Total	¥35,058,156	¥29,234,136

The Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. These transactions are conducted under terms that are usual and customary to standard contracts.
Loaned securities for which the borrowers have the right to sell or repledge were ¥9,837,768 million and ¥8,072,646 million at March 31, 2021 and 2020, respectively.
For the reserve funds with the Bank of Japan and other reserve deposits for foreign offices maintained by the Group, refer to Note 5 “Cash and Deposits with Banks.”
Assets Received as Collateral
Under certain transactions, including reverse repurchase agreements, securities borrowing, and discounting of bills, the Group is permitted to resell or repledge the collateral held in the absence of default by the owner of the collateral. These transactions are conducted under terms that are usual and customary for standard contracts. The fair values of securities and bills accepted as collateral were ¥15,701,634 million and ¥16,962,246 million at March 31, 2021 and 2020, respectively. As to the securities received in the reverse repurchase agreements and securities borrowing transactions, the Group has the obligation to return equivalent securities upon completion of the transactions. The fair value of securities sold or repledged to others was ¥10,446,835 million and ¥12,935,265 million at March 31, 2021 and 2020, respectively.